INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
INVESTMENTS IN EQUITY ACCOUNTED INVESTEES	INVESTMENTS IN EQUITY ACCOUNTED INVESTEES

	Ownership Interest at December 31 (percent)		Share of Profit from Equity Investments		Investment in Equity Accounted Investees at December 31
			For the years ended December 31
($ millions)	2025	2024	2025	2024	2025	2024
PGI(1)	60	60	131	227	3,578	3,740
Cedar LNG	49.9	49.9	14	22	591	430
Alliance(2)	100	100	—	42	—	—
Aux Sable(2)	100	100	—	33	—	—
Greenlight(3)	50	—	60	—	82	—
Other(4)	50 - 75	50 - 75	4	4	93	97
Total			209	328	4,344	4,267
(1)    PGI share of profit for the twelve months ended December 31, 2025, includes an impairment of a single CGU and an impairment of an asset within PGI of $146 million (net to Pembina, after tax), due to contract expirations and future utilization uncertainty.
(2)    On April 1, 2024, Pembina completed its acquisition of Enbridge's interests in the Alliance, Aux Sable, and NRGreen joint ventures. On August 1, 2024, Pembina acquired the remaining non-controlling interest in Aux Sable's U.S. operations.
(3)    In the first quarter of 2025, Pembina entered into agreements for a 50 percent interest in the Greenlight Electricity Centre Limited Partnership, which is developing a power generation facility to serve data centre customers.
(4)    Other includes Pembina's interest in Grand Valley, Fort Corp and Alberta Carbon Grid Heartland Limited Partnership and the proposed Heartland carbon dioxide transportation and sequestration system ("ACG")
Investments in equity accounted investees include the unamortized differences between the purchase price and the underlying net book value of the investee's assets and liabilities at the purchase date, which is comprised of $1.1 billion (2024: $1.1 billion) in goodwill and $(0.4) billion (2024: $(0.4) billion) in property, plant and equipment and intangible assets.
Sale of Land
During the fourth quarter of 2025, Pembina completed the sale of land to Greenlight, a related party, for proceeds of $21 million and a gain of $6 million. Greenlight subsequently sold land, including land acquired from Pembina, to a third-party potential customer for a pre-tax gain of $62 million (net to Pembina).
Distributions and Contributions
The following table summarizes distributions from and contributions to Pembina's investments in equity accounted investees:

For the years ended December 31	Distributions(1)		Contributions
($ millions)	2025	2024	2025	2024
PGI	534	505	243	124
Cedar LNG	—	—	147	241
Alliance	—	80	—	5
Aux Sable	—	31	—	1
Greenlight	—	—	21	—
Other(2)	10	10	—	—
Total	544	626	411	371
(1)    Distributions exclude returns of capital. In 2025, Pembina received no return of capital from Cedar LNG (2024: $63 million from Cedar LNG).
(2)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.
Distributions received from equity accounted investees, excluding returns of capital, are included in operating activities in the Consolidated Statement of Cash Flows.
Contributions made to and returns of capital received from investments in equity accounted investees are included in investing activities in the Consolidated Statement of Cash Flows.
Financing Activities for Equity Accounted Investees
PGI
On March 21, 2025, pursuant to an amended and restated credit agreement, PGI exercised the accordion feature under its existing revolving credit facility and opened a new $500 million revolving credit facility, maturing on March 21, 2027. Concurrently, PGI reestablished a $500 million accordion under the credit facility.
Summarized Financial Information
Financial information for Pembina's equity accounted investees is presented (at 100 percent) in the following tables and is prepared under the financial reporting framework adopted by each equity accounted investee (IFRS except for Alliance, Aux Sable, and Grand Valley which are in accordance with U.S. GAAP). Differences between the equity accounted investee's earnings (loss) and earnings attributable to Pembina relate to the different accounting standards applied and amortization of the excess of the purchase price over the underlying net book value of the investee's assets and liabilities at the purchase date.

For the year ended December 31, 2025 ($ millions)	PGI	Cedar LNG	Greenlight	Other(1)
Earnings and Comprehensive Income
Revenue	1,678	—	—	40
Expenses	(460)	(6)	(3)	(16)
Depreciation and amortization	(396)	—	—	(15)
Impairment expense	(322)	—	—	—
Interest expense	(237)	—	(1)	(1)
Finance income and other	49	34	—	—
Gain on land sale	—	—	124	—
Income tax expense	(77)	—	—	—
Earnings	235	28	120	8
Earnings attributable to Pembina	131	14	60	4

As at December 31, 2025 ($ millions)	PGI	Cedar LNG	Greenlight	Other(1)
Statements of Financial Position
Cash and cash equivalents	18	41	133	4
Other current assets	529	12	9	4
Non-current assets	13,364	2,725	82	75
Current trade, other payables and provisions	249	260	9	3
Other current liabilities	100	41	—	3
Non-current trade, other payables and provisions	145	1	—	—
Other non-current liabilities	7,432	1,551	54	19
(1)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.

For the year ended December 31, 2024 ($ millions)	PGI	Cedar LNG	Alliance(1)	Aux Sable(1)	Other(3)
Earnings and Comprehensive Income
Revenue	1,676	—	252	329	44
Expenses	(522)	(3)	(81)	(238)	(20)
Depreciation and amortization	(368)	—	(40)	(13)	(14)
Interest expense	(253)	—	(11)	—	(1)
Finance (costs) income and other	(39)	47	2	—	(1)
Income tax expense	(122)	—	—	—	—
Earnings	372	44	122	78	8
Earnings attributable to Pembina	227	22	42	33	4

As at December 31, 2024 ($ millions)	PGI	Cedar LNG	Alliance(2)	Aux Sable(2)	Other(3)
Statements of Financial Position
Cash and cash equivalents	—	79	—	—	4
Other current assets	501	3	—	—	5
Non-current assets	13,033	1,665	—	—	86
Current trade, other payables and provisions	210	7	—	—	3
Other current liabilities	47	—	—	—	3
Non-current trade, other payables and provisions	129	—	—	—	—
Other non-current liabilities	6,913	1,048	—	—	22
(1)    The accounting for the results of all Alliance, Aux Sable, and NRGreen businesses changed from the equity method of accounting to being fully consolidated and incorporated into Pembina's financial results commencing April 1, 2024. As such, the numbers presented reflect only the results for the three months ended March 31, 2024.
(2)    As at December 31, 2024, Pembina holds 100 percent equity ownership in all Alliance, Aux Sable, and NRGreen businesses.
(3)    Other includes Pembina's interest in Grand Valley, Fort Corp, and ACG.
PGI Goodwill Impairment Testing
At each reporting date, Pembina determines whether there is objective evidence that its equity accounted investments are impaired. For the period ended December 31, 2025, it was determined that there is no objective evidence indicating that Pembina's equity accounted investments are impaired. Pembina's assessment of whether there is objective evidence the equity accounted investment in PGI is impaired is sensitive to a decrease in PGI's projected cash flows, a decrease in the long-term growth rate, or an increase in the after-tax discount rate, any of which could be objective evidence that Pembina's equity accounted investment in PGI is impaired. Pembina also believes an impairment expense recognized by PGI as a result of its annual goodwill impairment test would provide objective evidence that Pembina's equity accounted investment in PGI is impaired.
PGI performed its annual goodwill impairment test in the third quarter of 2025 calculating the recoverable amount based on the fair value less cost to sell. No impairment expense was recognized.
There is measurement uncertainty associated with PGI's annual impairment test. The key assumptions used by PGI that impact the recoverable amount were the projected cash flows for the remaining useful life of the assets, the after-tax discount rate and the long-term growth rate. The following table provides sensitivities to reasonably possible changes in each estimate that could result in an impairment of PGI's goodwill.

As at December 31	2025			2024
	Actual	Increase (decrease) required for impairment		Actual	Increase (decrease) required for impairment
Key assumptions used
Average annual pre-tax cash flow ($ millions)(1)	1,303	(20.8%)		1,232	(6.0%)
After-tax discount rate	6.9%	230	bps	7.6%	60	bps
Long-term growth rate	1.9%	(470)	bps	1.8%	(90)	bps
(1)    Average annual forecasted pre-tax cash flows represent 100 percent of PGI's forecasted cash flows.